Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 85,705	$ 52,889
Gross unrealized gains	113	404
Gross unrealized losses	4,547	682
Fair value	81,271	52,611
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	11,372	5,694
Gross unrealized gains	4	135
Gross unrealized losses	374	25
Fair value	11,002	5,804
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	5,860	5,202
Gross unrealized gains	1	12
Gross unrealized losses	432	59
Fair value	5,429	5,155
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	37,690	13,528
Gross unrealized gains	80	188
Gross unrealized losses	2,534	79
Fair value	35,236	13,637
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	28,794	27,126
Gross unrealized gains	27	60
Gross unrealized losses	1,135	515
Fair value	27,686	26,671
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,989	1,339
Gross unrealized gains	1	9
Gross unrealized losses	72	4
Fair value	$ 1,918	$ 1,344